Acquisitions, Joint Ventures and Other Activity (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions, Joint Ventures And Other Activity [Abstract]
Summary Of Purchase Price Allocations

	Years Ended December 31,
	2011	2010	2009
	(in thousands)
Assets acquired:
Current and other assets	$25,762	$10,643	$—
Property, plant and equipment	499,900	190,364	139,645
Intangible and other long-term assets	59,606	—	—
Goodwill	89,910	27,305	7,733

Total assets acquired	675,178	228,312	147,378

Liabilities assumed:
Current liabilities	(13,725)	(1,395)	—
Capital lease obligations and related other	(61,307)	(11,690)	—

Total liabilities assumed	(75,032)	(13,085)	—

Net assets acquired	$600,146	$215,227	$147,378

Schedule Of Roll Forward Of Goodwill

	Years Ended December 31,
	2011	2010

Balances at the beginning of the year	$909,470	$881,365
Current year acquisition activity	89,910	27,305
Adjustments for prior period acquisitions, including income tax matters, net	—	800

Balances at the end of the year	$999,380	$909,470

Summary Of Business Acquisition

	Years Ended December 31,
	2011	2010

Net revenue before the provision for doubtful accounts	$6,294,419	$5,708,518
Consolidated net income	207,518	174,679
Net income attributable to Health Management Associates, Inc.	182,303	152,500
Earnings per share attributable to Health Management Associates, Inc. common stockholders:
Basic	$0.72	$0.61
Diluted	0.71	0.61

Rollforward Of Redeemable Equity Securities

	Years Ended December 31,
	2011	2010	2009

Balances at the beginning of the year	$201,487	$182,473	$48,868
Noncontrolling shareholder interests in an acquired business	2,046	—	—
Investments by noncontrolling shareholders	—	5,679	65,063
Purchases of subsidiary shares from and distributions to noncontrolling shareholders	(2,890)	(1,032)	(29)
Estimated fair values of noncontrolling shareholders' contingent rights	—	14,367	68,571

Balances at the end of the year	$200,643	$201,487	$182,473

Changes In Ownership Interests Of Health Management Associates, Inc. In Its Consolidated Subsidiaries

Net income attributable to Health Management Associates, Inc.	$138,182
Changes in the additional paid-in capital of Health Management Associates, Inc. due to:
Sale of subsidiary shares to a noncontrolling shareholder	2,019
Purchase of subsidiary shares from a noncontrolling shareholder	(6,594)
Incremental costs of certain transactions with noncontrolling shareholders	(1,054)

Net transfers to a noncontrolling shareholder and related other	(5,629)

Change from net income attributable to Health Management Associates, Inc., net transfers to a noncontrolling shareholder and related other	$132,553